Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Vs. Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Diluted Earnings Per Share
					Total Shareholder Return (“TSR”)	Peer Group TSR(4)
2023	$2,808,744	$2,446,621	$1,787,796	$1,550,381	$106.47	$107.45	$144,678	$2.56
2022	3,527,390	3,047,526	2,063,465	1,847,105	115.35	104.16	166,068	2.95
2021	3,190,763	3,483,712	1,942,720	2,086,277	113.42	128.06	175,892	3.12
2020	2,831,065	2,635,989	1,342,327	1,339,723	98.38	89.66	83,651	1.48
	(Mr. Waycaster)	(Mr. Waycaster)
2020	2,446,155	2,066,855
	(Mr. McGraw)	(Mr. McGraw)

Named Executive Officers, Footnote	For 2023, 2022 and 2021, C. Mitchell Waycaster, our chief executive officer, was our PEO. In 2020, E. Robinson McGraw retired as chief executive officer in May 2020, succeeded by Mr. Waycaster; prior to his retirement, Mr. McGraw was our PEO.
(2)For 2023, 2022 and 2021, our named executive officers other than our PEO were James C. Mabry IV, E. Robinson McGraw, Kevin D. Chapman and Curtis J. Perry. As discussed in note 1 above, in 2020 Mr. McGraw was our chief executive officer, and PEO, until May 2020. As required by SEC rules, we had an additional named executive officer in 2020, who was J. Scott Cochran.

Peer Group Issuers, Footnote			We use the S&P U.S. BMI Banks - Southeast Region Index as the peer group in the table, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2023. The S&P U.S. BMI Banks - Southeast Region Index, is a peer group of 52 regional bank holding companies, whose common stock is traded either on the New York Stock Exchange, NYSE Amex or NASDAQ, and which are headquartered in Alabama, Arkansas, Florida, Georgia, Mississippi, North Carolina, South Carolina, Tennessee, Virginia and West Virginia.
PEO Total Compensation Amount			$ 2,808,744	$ 3,527,390	$ 3,190,763
PEO Actually Paid Compensation Amount			$ 2,446,621	3,047,526	3,483,712
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2023 (Waycaster)	2022 (Waycaster)	2021 (Waycaster)	2020 (Waycaster)	2020 (McGraw)
SCT Total Compensation	$2,808,744	$3,527,390	$3,190,763	$2,831,065	$2,446,155
Less: Stock Award Values Reported in SCT for the Covered Year	(1,304,934)	(1,186,635)	(1,113,326)	(1,062,600)	(916,847)
Plus: Fair Value for Stock Awards Granted in the Covered Year	1,202,443	1,164,763	1,254,475	1,010,400	871,807
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(181,854)	(17,300)	178,336	(53,992)	(18,427)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(64,624)	(5,400)	50,237	(13,050)	(15,660)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	—	(435,292)	(76,773)	(24,250)	(29,099)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(13,154)	—	—	(51,584)	(271,074)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—
Compensation Actually Paid	$2,446,621	$3,047,526	$3,483,712	$2,635,989	$2,066,855

Non-PEO NEO Average Total Compensation Amount			$ 1,787,796	2,063,465	1,942,720	$ 1,342,327
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,550,381	1,847,105	2,086,277	1,339,723
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2023 (Non-PEO NEOs)	2022 (Non-PEO NEOs)	2021 (Non-PEO NEOs)	2020 (Non-PEO NEOs)
SCT Total Compensation	$1,787,796	$2,063,465	$1,942,720	$1,342,327
Less: Stock Award Values Reported in SCT for the Covered Year	(750,256)	(658,486)	(646,352)	(541,701)
Plus: Fair Value for Stock Awards Granted in the Covered Year	714,299	748,477	750,699	642,035
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(108,362)	(9,615)	86,005	(30,364)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(46,695)	(24,189)	38,249	(57,226)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	—	(272,547)	(61,765)	(15,348)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(46,401)	—	(23,279)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid	$1,550,381	$1,847,105	$2,086,277	$1,339,723

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

•Diluted earnings per share	•Efficiency ratio
•Return on average tangible common equity (non-GAAP)	•Return on average assets (PPNR) (non-GAAP)
•Total shareholder return

Total Shareholder Return Amount			$ 106.47	115.35	113.42	98.38
Peer Group Total Shareholder Return Amount			107.45	104.16	128.06	89.66
Net Income (Loss)			$ 144,678,000	$ 166,068,000	$ 175,892,000	$ 83,651,000
Company Selected Measure Amount | $ / shares			2.56	2.95	3.12	1.48
PEO Name	E. Robinson McGraw	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster
Measure:: 1
Pay vs Performance Disclosure
Name			•Diluted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name			•Return on average tangible common equity (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			•Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name			•Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name			•Return on average assets (PPNR) (non-GAAP)
Waycaster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,808,744	$ 3,527,390	$ 3,190,763	$ 2,831,065
PEO Actually Paid Compensation Amount			2,446,621	3,047,526	3,483,712	2,635,989
McGraw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,446,155
PEO Actually Paid Compensation Amount						2,066,855
PEO | Waycaster [Member] | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,304,934)	(1,186,635)	(1,113,326)	(1,062,600)
PEO | Waycaster [Member] | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,202,443	1,164,763	1,254,475	1,010,400
PEO | Waycaster [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(181,854)	(17,300)	178,336	(53,992)
PEO | Waycaster [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,624)	(5,400)	50,237	(13,050)
PEO | Waycaster [Member] | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(435,292)	(76,773)	(24,250)
PEO | Waycaster [Member] | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,154)	0	0	(51,584)
PEO | Waycaster [Member] | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | McGraw [Member] | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(916,847)
PEO | McGraw [Member] | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						871,807
PEO | McGraw [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(18,427)
PEO | McGraw [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(15,660)
PEO | McGraw [Member] | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(29,099)
PEO | McGraw [Member] | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(271,074)
PEO | McGraw [Member] | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(750,256)	(658,486)	(646,352)	(541,701)
Non-PEO NEO | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			714,299	748,477	750,699	642,035
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(108,362)	(9,615)	86,005	(30,364)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,695)	(24,189)	38,249	(57,226)
Non-PEO NEO | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(272,547)	(61,765)	(15,348)
Non-PEO NEO | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,401)	0	(23,279)	0
Non-PEO NEO | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0